Lease Obligations - Schedule of Future Minimum Rental Payments Under Noncancelable Operating Lease Arrangements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Rental Payments under Noncancelable Operating Lease Arrangements [Abstract]
2025	$ 15,084
2026	14,943
2027	14,518
2028	13,396
2029	3,680
Thereafter	13,214
Total minimum payments	74,835
Less: Imputed interest	8,909
Present value of lease liabilities	$ 65,926	$ 81,900	$ 7,500